RBF-Q1

Quarterly Report
July 31, 2025
MFS®  Total Return
Bond Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$26,283,631
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,196,434
Boeing Co., 6.528%, 5/01/2034	20,794,000	22,632,360
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,588,494
Boeing Co., 5.805%, 5/01/2050	14,572,000	14,063,275
TransDigm, Inc., 4.625%, 1/15/2029	33,133,000	32,394,604
		$109,158,798
Asset-Backed & Securitized – 20.2%
ACREC 2025-FL3 LLC, “AS”, FLR, 5.989% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	$23,763,500	$23,684,724
ACREC 2021-FL1 Ltd., “C”, FLR, 6.614% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	10,841,500	10,845,907
ACREC 2021-FL1 Ltd., “D”, FLR, 7.114% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	13,003,730
Affirm, Inc., 5.08%, 4/15/2030 (n)	4,546,605	4,548,945
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	12,774,000	12,793,640
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	4,405,366	4,412,290
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	24,148,982	24,015,351
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	22,056,940	22,031,374
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	13,513,579	13,399,619
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.306% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,829,642
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.656% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	4,102,323
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.806% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	3,107,627	3,107,693
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,874,203
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.339% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,518,697
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 6.342% (SOFR - 1mo. + 2%), 6/15/2035 (n)	28,383,000	28,395,032
AREIT 2022-CRE6 Trust, “B”, FLR, 6.197% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,899,220
AREIT 2022-CRE6 Trust, “C”, FLR, 6.497% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	10,007,828
AREIT 2022-CRE6 Trust, “D”, FLR, 7.197% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,216,453
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.885% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	21,646,489	21,592,364
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,116,865	2,132,390
Bain Capital Credit CLO Ltd., 2021-6A, “BR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 10/21/2034 (n)	18,243,515	18,250,922
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,194,095	119
Bayview Commercial Asset Trust, FLR, 4.932% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	68,995	66,621
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.067% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	254,724	525,075
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,461,010
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.151%, 12/15/2055	10,215,909	10,808,492
BDS 2024-FL13 Ltd., “A”, FLR, 5.926% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	6,329,500	6,344,634
BDS 2025-FL14 Ltd., “B”, FLR, 6.043% (SOFR - 1mo. + 1.6926%), 10/21/2042 (n)	13,272,979	13,077,096
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,873,816
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.519% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,903,047
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 6.169% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	34,041,667	34,045,378
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	14,846,861
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.056% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	15,101,133
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.506% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	5,282,243
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,625,253
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.206% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	4,092,521
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	4,287,229	4,365,359
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	597,879	609,726
BX Trust, 2025-BCAT, “B”, FLR, 5.9% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	8,669,000	8,669,000
BXMT 2020-FL2 Ltd., “B”, FLR, 6.107% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	6,024,446
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.758% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	17,309,078
BXMT 2021-FL4 Ltd., “B”, FLR, 6.008% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	37,538,745
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	19,426,430
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,047,454	287,405
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	1,074,591	369,204
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	2,405,185	2,417,744
CIFC Funding 2016-IA BR3, Ltd., FLR, 5.775% (SOFR - 3mo. + 1.45%), 10/21/2031 (n)	23,000,000	22,919,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	$5,948,000	$5,776,200
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	15,834,708	15,728,754
Columbia Cent CLO Ltd., 2021-31A, FLR, 6.175% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	13,263,241	13,180,492
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,772,626
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	22,884,877
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,499,677
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,031,018
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	7,475,027	7,526,148
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	30,621,930	30,700,724
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	484,059	484,151
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.641% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,526,400
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	3,802,054	3,820,333
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	5,182,790	5,210,787
Empire District Bondco LLC, 4.943%, 1/01/2033	7,082,747	7,118,330
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	6,474,565	6,563,191
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	6,045,000	6,050,126
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	9,130,615	9,128,597
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	2,510,332	2,526,929
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	2,719,000	2,720,207
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	55,712	54,978
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.29% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,911,418	15,916,287
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	10,314,000	10,327,461
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	19,885,000	20,073,398
IMPAC CMB Trust, FLR, 5.206% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	7,627	7,536
IMPAC CMB Trust, FLR, 5.387% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	3,814	3,782
IMPAC Secured Assets Corp., FLR, 5.166% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	28,489	26,330
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,118,330
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.775% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	18,455,587	18,396,548
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	377,487	377,655
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.206% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	23,242,342
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.456% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,411,129
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.356% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	42,853,671
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.934% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	39,804,000	39,605,099
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.575% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	24,345,382
Magnetite XXXIX Ltd., 2023-39A, “BR”, FLR, 5.868% (SOFR - 3mo. + 1.55%), 1/25/2037 (n)	6,000,000	6,002,730
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.325% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,120,810
Merrill Lynch Mortgage Investors, Inc., 3.698%, 2/25/2037 (a)(d)	1,732,930	191,278
MF1 2020-FL4 Ltd., “AS”, FLR, 6.558% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	10,615,000	10,615,007
MF1 2021-FL5 Ltd., “C”, FLR, 6.157% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,642,735
MF1 2022-FL8 Ltd., “C”, FLR, 6.55% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,567,188
MF1 2022-FL8 Ltd., “D”, FLR, 7.001% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	6,069,812
MF1 2024-FL14 LLC, “AS”, FLR, 6.59% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,547,165
MF1 2024-FL15 LLC, “AS”, FLR, 6.39% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	20,521,000	20,533,840
MF1 2024-FL16 LLC, “AS”, FLR, 6.291% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	22,975,592	22,989,915
MF1 2025-FL17 LLC, “B”, FLR, 6.142% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	12,903,700	12,818,123
MF1 2025-FL19 LLC, “A”, FLR, 5.922% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	20,396,684	20,283,503
MF1 2025-FL19 LLC, “A”, FLR, 5.838% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	20,709,139	20,825,613
MF1 2025-FL19 Ltd., “B”, FLR, 6.341% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	8,000,000	8,019,956
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	11,798,918	11,852,401
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.588%, 6/25/2070 (n)	15,485,198	15,499,073
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	17,141,657
Neuberger Berman CLO Ltd., 2017-165A, “A1R2”, FLR, 5.498% (SOFR - 3mo. + 1.18%), 4/15/2039 (n)	4,047,000	4,046,393
Neuberger Berman CLO Ltd., 2017-165A, “BR2”, FLR, 5.918% (SOFR - 3mo. + 1.6%), 4/15/2039 (n)	20,000,000	20,093,680
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A, FLR, 6.018% (SOFR - 3mo. + 1.7%), 10/16/2035 (n)	7,678,917	7,689,637
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	40,819,491	40,753,600
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.158% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,969,456
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	9,187,350	9,141,798
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	12,530,881	12,610,111
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	8,060,163	8,098,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	$424,216	$233,929
Palmer Square Loan Funding 2025-1A Ltd., “B”, FLR, 5.921% (SOFR - 3mo. + 1.6%), 2/15/2033 (n)	17,000,000	16,853,800
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.988% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	11,000,000	11,000,000
PFP III 2024-11 Ltd., “11A”, FLR, 6.168% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	23,260,953	23,314,104
PFP III 2025-12 Ltd., “B”, FLR, 6.392% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,911,000	5,899,149
Preferred Term Securities XIX Ltd., CDO, FLR, 4.93% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,490,942	1,416,346
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.666% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	5,795,000	5,765,557
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.417% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	6,825,000	6,810,804
Residential Funding Mortgage Securities, Inc., FGIC, 3.541%, 12/25/2035 (d)(q)	137,728	2,168
Rockford Tower CLO 2020-1A, Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	16,776,809	16,737,098
Sammons Financial Group, Inc., FLR, 6.125% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	14,464,716	14,393,202
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	12,884,000	12,906,452
Signal Peak CLO 2014-1A, Ltd., “CR4”, FLR, 6.272% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	18,500,000	18,512,340
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.564% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	11,121,172
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.29% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	6,021,677
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.539% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,393,417
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	16,589,075	16,603,206
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,198,897	2,216,744
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,593,070	4,683,976
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	32,206,215
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	17,980,162
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.168% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	28,707,969	28,716,955
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	6,404,454	6,404,818
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	5,421,240	5,409,274
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.029% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	8,208,456
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.529% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,478,120
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.879% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,953,684
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,602,590
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,582,733
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	13,056,210
		$1,657,270,410
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$12,414,943
Broadcasting – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$9,294,000	$8,491,327
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$12,594,162
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	22,528,000	24,311,305
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	26,606,335
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,273,687
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	19,750,000	20,211,775
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,431,410
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	21,032,955
LPL Holdings, Inc., 6%, 5/20/2034	13,107,000	13,543,966
		$134,005,595
Building – 0.4%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$24,259,243
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	9,108,052
		$33,367,295
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,760,287
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	19,037,168
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,622,553
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,312,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Global Payments, Inc., 2.9%, 5/15/2030	$23,523,000	$21,463,894
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	6,044,393
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	35,950,000	33,998,314
		$116,239,204
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$27,495,071
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,645,298
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	29,648,687
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,458,466
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,403,989
		$76,651,511
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$25,325,974
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$24,376,306
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$7,059,647
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	26,091,314
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	17,092,633
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,447,795
		$71,691,389
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$14,419,704
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$13,799,000	$14,539,492
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$11,500,000	$11,659,343
Arrow Electronics, Inc., 2.95%, 2/15/2032	21,913,000	19,216,421
		$30,875,764
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$27,875,000	$23,397,524
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,626,361
		$35,023,885
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$7,896,000	$7,786,299
EQT Corp., 5%, 1/15/2029	5,901,000	5,937,068
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,384,729
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	19,092,000	20,765,605
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	12,322,731
		$53,196,432
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$13,522,817
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	27,379,960
		$40,902,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$10,175,000	$9,683,373
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,012,000	4,534,325
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	11,921,852
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,419,866
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,920,378
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,832,184
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,074,000	1,967,217
		$47,279,195
Food & Beverages – 0.5%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$19,280,000	$19,578,589
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,711,316
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,755,000	10,273,211
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,450,575
		$41,013,691
Gaming & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$20,412,000	$20,565,171
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	11,802,215
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	15,423,999
		$47,791,385
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$15,025,076
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,472,226
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,545,068
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,456,644
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	26,615,000	28,565,960
		$64,064,974
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$20,293,493
Insurance - Property & Casualty – 1.1%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,854	$18,044
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,834,136
Brown & Brown, Inc., 5.55%, 6/23/2035	5,137,000	5,192,951
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,745,966
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,496,102
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,706,447
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,894,196
Hub International Ltd., 7.25%, 6/15/2030 (n)	22,651,000	23,612,218
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	5,160,864
		$92,660,924
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$9,409,209
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$24,388,000	$24,649,109
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	8,473,000	8,699,984
		$33,349,093
Major Banks – 7.9%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,903,829
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,822,730
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	36,412,157
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	40,434,898
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,825,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 4.375%, 1/12/2026	$4,820,000	$4,816,367
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,874,633
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	15,024,124
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,378,235
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,562,305
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	16,796,091
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	13,201,000	13,313,209
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	22,495,926
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,792,477
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	37,340,327
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,750,912
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	23,724,643
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	23,427,714
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	10,001,557
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,993,980
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,804,950
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,183,361
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,933,531
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	25,549,568
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,932,514
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	27,664,292
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,683,144
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,972,915
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,485,124
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,881,032
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	14,141,940
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,738,461
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	33,793,539
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	26,896,589
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,603,661
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,408,101
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	41,682,220
		$650,046,961
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,337,536
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,334,955
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	7,067,902
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,336,883
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,175,903
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,843,084
HCA, Inc., 4.375%, 3/15/2042	14,385,000	11,985,921
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	13,890,824
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	11,576,931
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,383,110
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,272,076
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	23,993,543
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,929,316
		$136,127,984
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$13,568,000	$13,834,516
Metals & Mining – 1.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$16,098,000	$15,706,612
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	11,360,618
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	16,878,363
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	27,408,000	25,678,574
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	15,565,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis, Inc., 3.875%, 8/15/2031 (n)	$26,583,000	$23,844,388
		$109,033,902
Midstream – 2.7%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$6,819,438
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	27,301,000	27,438,637
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,926,067
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,528,214
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,905,395
Energy Transfer LP, 5.75%, 2/15/2033	26,373,000	27,309,032
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,433,857
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,350,240
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,100,681
MPLX LP, 4.95%, 3/14/2052	27,389,000	22,608,367
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	31,674,122
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,832,207
Targa Resources Corp., 6.125%, 3/15/2033	24,189,000	25,438,607
Targa Resources Corp., 4.95%, 4/15/2052	8,758,000	7,261,083
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,771,457
		$223,397,404
Mortgage-Backed – 17.3%
Fannie Mae, 2.659%, 12/25/2026	$6,619,274	$6,452,054
Fannie Mae, 3.95%, 1/01/2027	542,447	539,570
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	23,464,739	21,740,267
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	22,099,289	19,716,030
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,191,436	1,871,126
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	30,073	31,015
Fannie Mae, 3%, 2/25/2033 (i)	741,354	50,967
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	3,078,854	3,155,459
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,502,330	3,521,891
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	16,723,946	16,469,026
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,295,261	1,348,541
Fannie Mae, 3.25%, 5/25/2040	243,647	230,829
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	29,259,500	27,965,355
Fannie Mae, 2%, 4/25/2046	485,366	448,527
Fannie Mae, 4%, 7/25/2046 (i)	1,005,422	184,975
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 5/01/2053	221,502,596	185,453,393
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2053	53,213,199	45,921,289
Fannie Mae, UMBS, 2%, 2/01/2037 - 10/01/2052	119,101,979	96,248,988
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	886,299	721,985
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 10/01/2053	25,858,945	25,809,838
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2053	22,484,796	20,161,921
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2055	20,171,391	19,175,118
Fannie Mae, UMBS, 5%, 8/01/2052 - 8/01/2055	40,012,784	39,086,393
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 12/01/2053	963,173	996,003
Fannie Mae, UMBS, 6%, 11/01/2053 - 10/01/2054	16,163,013	16,398,496
Fannie Mae, UMBS, 4%, 1/01/2055 - 3/01/2055	7,547,107	6,963,143
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,887,099
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,820,163
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,972,526
Freddie Mac, 1.084%, 7/25/2029 (i)	12,365,383	448,159
Freddie Mac, 1.137%, 8/25/2029 (i)	21,897,927	849,121
Freddie Mac, 1.839%, 4/25/2030 (i)	6,415,004	484,667
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	697,240	710,107
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	423,267	436,667
Freddie Mac, 5%, 11/01/2035 - 11/01/2054	2,487,245	2,477,219
Freddie Mac, 5.5%, 2/15/2036 (i)	171,395	27,229
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	3,096,490	2,960,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	$14,140,926	$13,086,976
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	19,044,654	16,934,930
Freddie Mac, 4.5%, 7/01/2040 - 5/01/2042	3,892,977	3,844,705
Freddie Mac, 4.5%, 12/15/2040 (i)	67,607	6,254
Freddie Mac, 4%, 8/15/2044 (i)	163,927	14,585
Freddie Mac, UMBS, 3%, 11/01/2034 - 12/01/2052	46,937,301	41,193,145
Freddie Mac, UMBS, 2%, 9/01/2036 - 8/01/2052	155,646,428	122,865,638
Freddie Mac, UMBS, 2.5%, 9/01/2036 - 10/01/2053	57,912,865	48,144,647
Freddie Mac, UMBS, 5%, 8/01/2037 - 7/01/2055	13,823,859	13,475,388
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 12/01/2053	48,293,312	43,277,868
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 5/01/2055	16,035,024	15,229,297
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 10/01/2054	13,215,547	13,191,211
Freddie Mac, UMBS, 6%, 9/01/2053 - 8/01/2054	35,514,248	36,054,076
Freddie Mac, UMBS, 6.5%, 9/01/2053 - 11/01/2054	4,301,885	4,451,282
Freddie Mac, UMBS, 4%, 2/01/2055 - 6/01/2055	3,461,144	3,193,339
Ginnie Mae, 5.5%, 11/15/2032 - 4/20/2055	42,385,671	42,360,624
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	421,093	436,686
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	56,125,274	53,728,774
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	35,640,921	33,150,240
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	11,020,454	10,102,472
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	57,728,406	50,657,358
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	69,839,726	58,763,332
Ginnie Mae, 2%, 1/20/2052 - 10/20/2053	49,509,689	39,979,018
Ginnie Mae, 5%, 12/20/2052 - 12/20/2054	64,785,224	63,359,379
Ginnie Mae, TBA, 6.5%, 8/01/2055	6,375,000	6,543,311
Ginnie Mae, TBA, 3.5%, 8/15/2055 - 9/22/2055	27,925,000	25,064,803
UMBS, TBA, 2%, 8/01/2040 - 9/15/2055	41,625,000	36,645,475
UMBS, TBA, 6.5%, 8/01/2055	5,375,000	5,543,841
UMBS, TBA, 3%, 8/13/2055	12,425,000	10,631,475
UMBS, TBA, 3.5%, 8/25/2055	1,800,000	1,607,811
UMBS, TBA, 2.5%, 9/25/2055	13,400,000	10,982,861
		$1,420,256,199
Municipals – 1.0%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, Taxable, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	$8,128,000	$4,610,914
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Taxable, “A-4”, 7%, 6/30/2039	15,461,000	13,528,420
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	580,000	578,843
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,231,671
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,636,568
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,438,509
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,625,901
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	18,729,535
		$79,380,361
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$17,765,070
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,562,365
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,636,388
		$46,963,823
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$8,531,000	$8,432,693
Network & Telecom – 0.1%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$7,409,000	$7,523,824
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,164,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.8%
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$23,323,000	$23,553,035
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	47,217,000	45,609,833
		$69,162,868
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$25,303,168
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	21,796,692
Boston Properties LP, REIT, 5.75%, 1/15/2035	14,052,000	14,134,803
		$61,234,663
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$24,974,000	$25,632,825
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$18,567,000	$18,976,829
Retailers – 0.4%
Penske Automotive Group Co., 3.75%, 6/15/2029	$34,558,000	$32,711,925
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$23,293,000	$20,912,321
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$23,258,261
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	22,020,752
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	16,301,281
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	25,658,215
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,069,966
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,784,952
		$95,093,427
Tobacco – 1.0%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,510,915
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	26,238,767
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,857,408
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,110,394
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,477,791
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,896,386
		$85,091,661
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$10,432,589
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	5,054,596
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	11,527,454
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,534,786
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	9,784,006	3,247,214
		$33,796,639
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.76%, 9/01/2025	$34,993	$34,945
Small Business Administration, 5.39%, 12/01/2025	2,030	2,028
Small Business Administration, 5.35%, 2/01/2026	11,676	11,674
Small Business Administration, 3.25%, 11/01/2030	416,213	403,525
Small Business Administration, 2.85%, 9/01/2031	670,481	638,799
Small Business Administration, 2.37%, 8/01/2032	404,809	381,627
Small Business Administration, 2.13%, 1/01/2033	860,187	796,605
Small Business Administration, 2.21%, 2/01/2033	206,149	192,656
Small Business Administration, 2.22%, 3/01/2033	717,744	668,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.08%, 4/01/2033	$1,423,937	$1,314,114
Small Business Administration, 2.45%, 6/01/2033	1,459,917	1,360,912
Small Business Administration, 3.15%, 7/01/2033	1,813,620	1,727,302
Small Business Administration, 3.16%, 8/01/2033	1,929,200	1,840,704
Small Business Administration, 3.62%, 9/01/2033	961,514	930,459
		$10,304,099
U.S. Treasury Obligations – 24.5%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$16,695,656
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	46,940,613
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	44,447,168
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	44,433,641
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	44,847,310
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	95,958,430
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	175,697,820
U.S. Treasury Bonds, 4.5%, 2/15/2044	90,700,000	86,639,758
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	20,396,667
U.S. Treasury Bonds, 2.25%, 8/15/2046	36,800,000	23,826,563
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	20,127,279
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	14,610,953
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	68,957,437
U.S. Treasury Bonds, 4.75%, 11/15/2053	30,800,000	30,067,297
U.S. Treasury Bonds, 4.25%, 2/15/2054	183,300,000	164,783,837
U.S. Treasury Bonds, 4.5%, 11/15/2054	20,000,000	18,762,500
U.S. Treasury Notes, 4.125%, 1/31/2027	26,300,000	26,326,711
U.S. Treasury Notes, 4.125%, 2/15/2027 (f)	465,000,000	465,635,743
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	64,633,851
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	93,607,607
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	38,932,188
U.S. Treasury Notes, 4.25%, 6/30/2029	167,000,000	168,983,125
U.S. Treasury Notes, 3.875%, 8/15/2034	74,000,000	71,589,219
U.S. Treasury Notes, 4.25%, 11/15/2034	157,500,000	156,515,625
		$2,003,416,998
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$14,532,370
Calpine Corp., 3.75%, 3/01/2031 (n)	19,925,000	18,732,648
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	29,484,327
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,931,400
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	19,249,258
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,634,286
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	24,991,354
		$121,555,643
Total Bonds		$8,090,864,406
Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	162,963,117	$162,963,117

Other Assets, Less Liabilities – (0.8)%		(65,562,961)
Net Assets – 100.0%		$8,188,264,562

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $162,963,117 and
$8,090,864,406, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,329,413,044, representing 28.4% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 7/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	3,232	$349,611,500	September – 2025	$616,876
U.S. Treasury Ultra Bond 30 yr	Long	USD	1,737	203,771,813	September – 2025	5,471,168
U.S. Treasury Ultra Note 10 yr	Long	USD	274	30,983,406	September – 2025	270,280
						$6,358,324
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,240	$463,645,002	September – 2025	$(219,477)
At July 31, 2025, the fund had liquid securities with an aggregate value of $17,837,096 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,013,721,097	$—	$2,013,721,097
Non - U.S. Sovereign Debt	—	9,409,209	—	9,409,209
Municipal Bonds	—	79,380,361	—	79,380,361
U.S. Corporate Bonds	—	2,149,814,238	—	2,149,814,238
Residential Mortgage-Backed Securities	—	1,629,504,781	—	1,629,504,781
Commercial Mortgage-Backed Securities	—	445,230,086	—	445,230,086
Asset-Backed Securities (including CDOs)	—	1,002,791,742	—	1,002,791,742
Foreign Bonds	—	761,012,892	—	761,012,892
Investment Companies	162,963,117	—	—	162,963,117
Total	$162,963,117	$8,090,864,406	$—	$8,253,827,523
Other Financial Instruments
Futures Contracts – Assets	$6,358,324	$—	$—	$6,358,324
Futures Contracts – Liabilities	(219,477)	—	—	(219,477)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$111,208,659	$445,126,518	$393,375,092	$2,143	$889	$162,963,117

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,608,568	$—